Restructuring Expenses (Tables)	12 Months Ended
Dec. 31, 2015
Restructuring and Related Activities [Abstract]
Schedule of Restructuring Expenses
The following table summarizes restructuring expenses incurred in 2015, 2014 and 2013:

	Year Ended December 31,
	2015	2014	2013
Employee termination costs	$—	$—	$15
Estimated lease termination and obligation costs	89	554	1,803
Other restructuring expenses	—	223	726
Total restructuring expenses	$89	$777	$2,544

Schedule of Restructuring Liability
The changes in the restructuring liability from December 31, 2013 through December 31, 2015 are summarized as follows:

Balance, December 31, 2013	$539
Restructuring expenses	777
Payments	(1,203)
Balance, December 31, 2014	$113
Restructuring expenses	89
Payments	(165)
Balance, December 31, 2015	$37